Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Instruments Measured on a Recurring Basis	Fair value hierarchy
December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,862	$107,862
December 31,2020

	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,397	$107,397

Summary of Valuation Techniques and Inputs Applied for Level 3 Fair Value Measurement	Valuation techniques and inputs applied for Level 3 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Debt instruments – redeemable preferred shares	Discounted cash flow: Future cash flows are estimated based on observable forward exchange rates at the end of the reporting period, dividend rate and contract exchange rate when redeeming, discounted at a rate that reflects the credit risk of the Company.
The fair values of redeemable preferred shares were determined using the discounted cash flow method, which was used to capture the present value of the expected future economic resources outflow. The significant unobservable inputs used are listed in the table below. An increase in discount rate used in isolation would result in a decrease in the fair value.

	December 31
	2021	2020
Discount rate	6.75%	6.17%

Sensitivity Analysis to Reflect Reasonably Possible Alternative Assumptions
If the inputs to the valuation model were changed to reflect reasonably possible alternative assumptions while all the other variables were held constant, the fair value of the shares would increase (decrease) as follows:

	December 31
	2021	2020
Discount rate
1% increase	$(41)	$(1,188)
1% decrease	$41	$1,214

Summary of Financial Asset Instruments

	December 31
	2021	2020
Time deposits with original maturities of more than three months	$28,511	$110,500
Restricted demand deposits	1,011	997
Restricted time deposits	222	1,525
	$29,744	$113,022

Current	$28,732	$111,838
Non-current	1,012	1,184
	$29,744	$113,022
Categories of financial instruments

	December 31
	2021	2020
Financial assets
Amortized cost (Note 1)	$268,420	$248,970

Financial liabilities
FVTPL
Designated as at FVTPL	107,862	107,397
Amortized cost (Note 2)	515,665	409,747
1)The balances included financial assets measured at amortized cost, which comprise cash and cash equivalents, trade receivables, other financial assets, partial other assets and refundable deposits.
2)The balances included financial liabilities measured at amortized cost, which comprise short-term and long-term borrowings, notes payable and trade payables, bonds payable, partial other payables and guarantee deposits received
Summary of Financial Liabilities Instruments

	December 31
	2021	2020
Financial liabilities designated as at FVTPL

Redeemable preferred shares	$107,862	$107,397
Categories of financial instruments

	December 31
	2021	2020
Financial assets
Amortized cost (Note 1)	$268,420	$248,970

Financial liabilities
FVTPL
Designated as at FVTPL	107,862	107,397
Amortized cost (Note 2)	515,665	409,747
1)The balances included financial assets measured at amortized cost, which comprise cash and cash equivalents, trade receivables, other financial assets, partial other assets and refundable deposits.
2)The balances included financial liabilities measured at amortized cost, which comprise short-term and long-term borrowings, notes payable and trade payables, bonds payable, partial other payables and guarantee deposits received
Sensitivity Analysis for Currency Risk
The following table details the Company’s sensitivity to a 1% increase and decrease in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicates an increase in pre-tax profit (loss) or equity associated with NTD strengthens 1% against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on equity, and the balances below would be negative.

	For the Year Ended December 31
	2021	2020	2019

Profit or loss	$(90)	$(1,037)	$9
Equity	2,067	2,412	2,414

Summary of Assets and Liabilities Interest Rate Risk	The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	December 31
	2021	2020
Fair value interest rate risk
Financial assets	$204,747	$204,097
Financial liabilities	134,604	138,381
Cash flow interest rate risk
Financial assets	42,426	27,963
Financial liabilities	434,898	348,753

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.
December 31, 2021

	Interest Rate %	On Demand or Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	5+ Years
Non-derivative financial liabilities
Non-interest bearing		$44,998	$34,661	$49	$1,027	$33
Lease liabilities	1.20-2.40	1,124	2,071	8,346	15,919	—
Fixed interest rate liabilities	7.00	108,110	—	—	—	—
Variable interest rate liabilities	0.90-4.12	74,964	19,147	144,436	196,351	—
		$229,196	$55,879	$152,831	$213,297	$33
December 31, 2020

	Interest Rate %	On Demand or Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	5+ Years
Non-derivative financial liabilities
Non-interest bearing		$49,361	$10,094	$561	$1,114	$—
Lease liabilities	1.90-2.28	1,016	1,965	8,342	20,135	—
Fixed interest rate liabilities	3.70-7.00	—	160	481	115,474	—
Variable interest rate liabilities	1.09-3.71	71,174	1,068	25,623	250,889	—
		$121,551	$13,287	$35,007	$387,612	$—

Summary of Bank Credit Limit	General commercial loans

	December 31
	2021	2020
Loans for procurement and operating capital	$21,857	$1,067
The interest rates on procurement loans were 0.9%-1.225% and 1.09% per annum as of December 31, 2021 and 2020, respectively.
b.Syndicated loans

	December 31
	2021	2020
Short-term bills payable - commercial paper	$72,254	$71,174
Less: Unamortized discounts (interest and bank charges)	(114)	(112)
	$72,140	$71,062

Syndicated loan	$153,179	$176,512
Less: Current portion	(44,437)	(25,623)
Less: Arrangement fee of syndicated loan	(467)	(666)
Long-term borrowings	$108,275	$150,223

Interest rate
Short-term bills payable - commercial paper	1.8804%	1.9178%
Syndicated loan	2.0808%-2.1903%	2.1892%
Other Loans

	December 31
	2021	2020
Procurement loans	$87,608	$642
Less: Current portion	—	(642)
Long-term borrowings	$87,608	$—

Interest rate	2.19%	3.7%

	December 31
	2021	2020
Unsecured bonds	$100,000	$100,000
Less: Current portion	(100,000)	—
	$—	$100,000
The major terms of unsecured bonds as follows:

Issuance Period	Total Amount	Coupon Rate	Repayment and Interest Payment
July 2018 to July 2022	$100,000
1st year: 300bps + 90-day Libor rate.
2nd year and 3rd year: 350bps + 90-day Libor rate.
4th year: 400bps + 90-day Libor rate.
The interest rates were 4.12388% and 3.71457% as of December 31, 2021 and 2020, respectively.
			Principle will be fully paid upon due; interest payable quarterly
Bank credit limit

	December 31
	2021	2020
Unsecured bank general credit limit
Amount used (Note)	$335,983	$259,888
Amount unused	222,225	80,735
	$558,208	$340,623
Note: The calculation of amount used was based on the initial long-term borrowing amount of the Company, and would not be affected before the Company repays the full amount of all the initial long-term borrowings. The amount used included guarantees for customs duties and government grants.